SENIOR DEBT - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Wells Fargo Preferred Capital, Inc. Credit Facility | Line of Credit
Maximum borrowing capacity	$ 230,000,000
Remaining borrowing capacity	$ 162,500,000	$ 169,700,000
Interest rate	6.97%	3.50%
Long-term line of credit	$ 67,500,000	$ 60,300,000
Unused borrowing capacity fee	0.50%
Basis spread on variable rate	0.75%
Wells Fargo Preferred Capital, Inc. Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR)
Basis spread on variable rate	2.75%
Commerical Paper Issued to Qualified Investors | Weighted Average Interest Rate at End of Year
Commercial paper issued in amounts in excess of	$ 50,000
Maturities of commercial paper	260 days